INCOME TAXES (Details - Schedule of components of income tax expense) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Income tax expense (benefit)	$ 4,702	$ (7,141)	$ 6,891	$ 11,972
HONG KONG
Current income tax expense			6,891	11,972
Deferred income tax expense			0	0
Income tax expense (benefit)			$ 6,891	$ 11,972